Other assets - Summary of Other Assets Current And Non Current (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous assets [abstract]
Officers fund incurred and reimbursable costs	$ 47	$ 47